Consolidated statement of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Generated from Operations
Net income (loss)	$ 5,379	$ 3,068	$ 785
Depreciation and amortization	2,788	2,778	2,584
Goodwill impairment charge (Note 14)	21	(4)	453
Deferred income taxes (Note 19)	493	11	174
(Income) loss from equity investments (Note 11)	(1,608)	(1,377)	(1,054)
Impairment of equity investment (Note 7)	0	2,100	3,048
Distributions received from operating activities of equity investments (Note 11)	1,675	1,254	1,025
Employee post-retirement benefits funding, net of expense (Note 27)	11	(17)	(29)
Net (gain) loss on sale of assets (Note 30)	(620)	0	0
Equity allowance for funds used during construction	(512)	(367)	(248)
Unrealized (gains) losses on financial instruments (Note 28)	340	(342)	135
Expected credit loss provision (Note 28)	(22)	(83)	163
Foreign exchange (gains) losses on loans receivable	(216)	44	28
Other	(232)	(4)	(50)
(Increase) decrease in operating working capital (Note 29)	199	207	(639)
Net cash provided by operations	7,696	7,268	6,375
Investing Activities
Capital expenditures (Note 5)	(6,308)	(8,007)	(6,678)
Capital projects in development (Note 5)	(50)	(142)	(49)
Contributions to equity investments (Notes 5, 7 and 11)	(4,683)	(4,149)	(3,433)
Acquisitions, net of cash acquired (Note 30)	0	(307)	0
Loans to affiliate (issued) repaid, net (Notes 7 and 12)	0	250	(11)
Keystone XL contractual recoveries	7	10	571
Proceeds from sales of assets, net of transaction costs (Note 30)	791	33	0
Other distributions from equity investments (Note 11)	3,686	23	2,632
Deferred amounts and other	(352)	2	(41)
Net cash (used in) provided by investing activities	(6,909)	(12,287)	(7,009)
Financing Activities
Notes payable issued (repaid), net	341	(6,299)	766
Long-term debt issued, net of issue costs	8,089	15,884	2,508
Long-term debt repaid	(9,273)	(3,772)	(1,338)
Disposition of equity interest, net of transaction costs (Note 30)	419	5,328	0
Junior subordinated notes issued, net of issue costs	1,465	0	1,008
Cash transferred to South Bow, net of debt settlements	(244)	0	0
Dividends on common shares	(3,953)	(2,787)	(3,192)
Dividends on preferred shares	(99)	(92)	(106)
Contributions from redeemable non-controlling interest	21	0	0
Distributions to non-controlling interests and other	(755)	(173)	(87)
Common shares issued, net of issue costs	88	4	1,905
Preferred shares redeemed (Note 25)	0	0	(1,000)
Gains (losses) on settlement of financial instruments	27	0	23
Net cash (used in) provided by financing activities	(3,874)	8,093	487
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	210	(16)	94
Increase (Decrease) in Cash and Cash Equivalents	(2,877)	3,058	(53)
Cash and Cash Equivalents, Beginning of year	3,678	620	673
Cash and Cash Equivalents, End of year	$ 801	$ 3,678	$ 620